Public Offering - Additional Information (Details) - TPG Pace Solutions - USD ($)				9 Months Ended
	Apr. 13, 2021	Apr. 08, 2021	Jan. 08, 2021	Sep. 30, 2021
Subsidiary Sale Of Stock [Line Items]
Public offering closing date		Apr. 13, 2021	Apr. 13, 2021
Proceeds from sale of Units in initial public offering				$ 285,000,000
Payments for net of underwriting discount	$ 5,700,000
Percentage of underwriting discount on gross proceeds	2.00%
Percentage of deferred discount on gross proceeds	3.50%			3.50%
Deferred discount payable upon completion of business combination	$ 9,975,000			$ 9,975,000
Private Placement Shares
Subsidiary Sale Of Stock [Line Items]
Aggregate warrants	770,000
Class of warrants price per share	$ 10.00
Proceeds from issuance of warrants	$ 7,700,000
IPO
Subsidiary Sale Of Stock [Line Items]
Proceeds from sale of Units in initial public offering	285,000,000
Payments for net of underwriting discount	5,700,000
Operational funds deposited in trust account	$ 2,000,000
IPO | Common Class A [Member]
Subsidiary Sale Of Stock [Line Items]
Issuance of Class G shares on March 18, 2021	28,500,000			28,500,000
Share price	$ 10.00
Over-Allotment Option | Common Class A [Member]
Subsidiary Sale Of Stock [Line Items]
Issuance of Class G shares on March 18, 2021	3,500,000